Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Chestnut Street Exchange Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Chestnut Street Exchange Fund
Average Annual Return, Percent	12.92%	8.66%	8.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%	13.10%
Dow Jones Industrial Average - Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average - Total Return
Average Annual Return, Percent	14.99%	10.55%	11.57%